Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue
Summary of total revenues

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Revenue from contracts with customers
Streaming and related interests
Silver	$25,485	$15,696	$44,652	$36,540
Gold	23,614	20,992	43,950	39,286
Other	—	2,191	—	4,326
Royalty Interests	14,482	13,712	31,135	22,708
Revenue – other	—	—	1,372	—
Total revenues	$63,581	$52,591	$121,109	$102,860

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Revenue from contracts with customers
Streaming and related interests
Cerro Lindo	$20,071	$8,012	$33,699	$21,987
Northparkes	15,479	9,006	28,488	14,195
Impala Bafokeng	3,284	3,163	6,465	6,037
Altan Tsagaan Ovoo	2,931	5,617	5,780	11,727
Auramet	2,930	2,390	5,538	4,850
Buriticá	3,402	2,825	5,417	5,617
La Colorada	1,002	1,389	2,139	2,655
Moss	—	2,952	1,076	5,946
Other	—	3,525	—	7,138
	$49,099	$38,879	$88,602	$80,152
Royalty Interests
Beta Hunt	$3,376	$2,853	$5,889	$4,687
Kensington	562	—	5,168	—
Fosterville	2,107	3,354	4,283	5,036
Young-Davidson	1,582	1,383	2,931	2,569
Camino Rojo	1,434	1,050	2,791	2,039
Florida Canyon	1,283	961	2,211	1,425
Dargues	1,038	1,084	2,137	1,473
Agbaou	928	906	1,607	906
Stawell	568	215	1,357	451
Other	1,604	1,906	2,761	4,122
	$14,482	$13,712	$31,135	$22,708
Revenue from contracts with customers	$63,581	$52,591	$119,737	$102,860
Revenue – other	$—	$—	$1,372	$—
Total revenues	$63,581	$52,591	$121,109	$102,860